Commitments and Contingencies (Details Narrative) - Conduit Pharmaceuticals Ltd [Member] $ in Millions	Aug. 31, 2023 USD ($)
Business Acquisition, Transaction Costs	$ 2.0
Common Stock [Member]
Business Acquisition, Transaction Costs	$ 6.5